Income Taxes - Disclosure of Detailed Information About Effective Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Earnings before tax	$ 25,250	$ 29,729
Combined statutory tax rate	27.00%	27.00%
Income tax expense computed at statutory tax rate	$ 6,818	$ 8,027
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	4,962	(4,760)
Impact of foreign exchange on deferred income tax assets and liabilities	(1,419)	15,688
Change in unrecognized deferred income tax asset	$ 14,100	(4,596)
Mining royalty in Mexico	7.50%
7.5% mining royalty in Mexico	$ 13,389	7,415
Other non-deductible expenses	15,491	758
Impact of inflationary adjustments	(13,504)	(1,317)
Change in tax provision estimates	(945)	10,387
Impact of divestitures and restructurings	102	(16,724)
Other	(8,821)	(8,236)
Income tax expense	30,173	6,642
Statements of Earnings Presentation
Current income tax expense	49,283	9,966
Deferred income tax recovery	(19,110)	(3,324)
Income tax expense	$ 30,173	$ 6,642
Effective tax rate	119.00%	22.00%